Standards and interpretations issued but not effective	12 Months Ended
Mar. 31, 2019
Standards and interpretations issued but not effective
Standards and interpretations issued but not effective

3.  Standards and interpretations issued but not effective

The new standards, interpretations and amendments to Standards that are issued to the extent relevant to the Group, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these Standards, if applicable, when they become effective.

IFRS 16 Leases

In January 2016, IASB issued standard, IFRS 16- Leases. IFRS 16 replaces IAS 17 “Leases” and related interpretations viz. IFRIC 4 “Determining whether an Arrangement contains a Lease;” SIC-15, “Operating Leases—Incentives;” and SIC-27, “Evaluating the Substance of Transactions Involving the Legal Form of a Lease.” The previous accounting model for leases required lessees and lessors to classify their leases as either finance leases or operating leases and account for those two types of leases differently. IFRS 16 introduces a single lease accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.

IFRS 16 is effective for annual reporting periods beginning on or after January 1, 2019. Early application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. A lessee shall apply IFRS 16 either retrospectively to each prior reporting period presented or record a cumulative effect of initial application of IFRS 16 as an adjustment to opening balance of equity at the date of initial application.

We intend to adopt the “Modified Retrospective Approach” on the date of initial application (April 1, 2019) and make a cumulative adjustment to retained earnings. Accordingly, comparatives for the fiscal 2019 will not be retrospectively adjusted.

We expect that adoption of this standard will have a material effect on our consolidated financial statements. The most significant effects of this new standard on us relate to the recognition of new right of use (“ROU”) assets and lease liabilities on our financial position for various real estate operating leases. The adoption of IFRS 16 is expected to have a favorable impact on operating profit in fiscal 2020, since a portion of the costs that were previously classified as rental expenses will be classified as interest expense and thus recorded outside operating profit and an unfavorable impact on profit after tax due to interest accruing at a higher rate in earlier years and decreasing over the lease term, while depreciation is recorded on a straight-line basis. The new standard also has an impact on how lease payments are presented in the cash flow statement resulting in an increase in cash flows from operating activities and a decline in cash flows from financing activities.

The adoption of this standard will result in the recognition of ROU assets and lease liabilities for operating leases. The adoption of this standard is expected to result in the recognition of ROU assets and lease liabilities for operating leases of approximately INR 170,568 and INR 205,474, respectively, as of April 1, 2019.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

In June 2017, IASB issued IFRIC Interpretation 23 Uncertainty over Income Tax Treatments which is to be applied while performing the determination of taxable profit (or loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.

The effective date for adoption of IFRIC 23 is annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Group is currently evaluating the effect of IFRIC 23 on its consolidated financial statements.

Amendment to IAS19 – plan amendment, curtailment or settlement:

On February 7, 2018, the IASB issued amendments to the guidance in IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements.

The amendments require an entity:

•      to use updated assumptions to determine current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement; and

•      to recognize in profit or loss as part of past service cost, or a gain or loss on settlement, any reduction in a surplus, even if that surplus was not previously recognized because of the impact of the asset ceiling. Effective date for application of this amendment is annual period beginning on or after January 1, 2019, although early application is permitted. The Group is currently evaluating the effect of any impact on account of this amendment.

Definition of a Business - Amendments to IFRS 3

The IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test.

Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, most entities will likely not be affected by these amendments on transition. However, entities considering the acquisition of a set of activities and assets after first applying the amendments should update their accounting policies in a timely manner. The amendments could also be relevant in other areas of IFRS (e.g., they may be relevant where a parent loses control of a subsidiary and has early adopted Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The effective date for adoption of this amendment is annual periods beginning on or after January 1, 2020, though early adoption is permitted. The Group is currently evaluating the effect of this amendment on the consolidated financial statements.